Nature of operations and going concern (Details)	10 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($) item	Jan. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($) item	Mar. 31, 2022 CAD ($)
Nature of operations and going concern
Number of patients to participate in the study for clinical trials	84		84
Net loss	$ (34,701,404)	$ (2,577,667)	$ (4,238,471)	$ (2,319,932)
Comprehensive loss	$ (34,687,698)	$ (2,581,267)	$ (4,238,471)	$ (2,319,932)